Summary of lease cost (Details)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Leases
Operating lease expenses	$ 40,464	$ 29,988	$ 20,987